SOI Fixed Maturity HFT Unrealized in NII (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Realized and Unrealized Gain (Loss) on Trading Securities [Abstract]
Trading Securities, Change in Unrealized Holding Gain (Loss)	$ (2,241)	$ 3,119	$ (9,447)